UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

U.S. Government & Agency Securities 14.13%				$189,578,150
(Cost $180,103,597)

U.S. Government 4.01%				53,792,137
United States Treasury,
Bond	9.250%	02/15/16	8,600,000	11,829,704
Bond	8.125	08/15/19	5,225,000	7,215,401
Note	4.875	08/15/16	8,795,000	9,839,406
Note	4.750	05/15/14	6,000,000	6,667,032
Note	4.250	08/15/15	6,215,000	6,737,445
Note	2.625	06/30/14	11,355,000	11,503,149

U.S. Government Agency 10.12%				135,786,013
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500	04/01/39	12,416,995	12,483,446
Series 3154 Class PM	5.500	05/15/34	13,001,810	13,830,437
Series 3228 Class PL	5.500	10/15/34	25,320,000	26,829,404
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.000	12/01/22	11,380,349	11,891,131
15 Yr Pass Thru Ctf	4.000	06/01/24	32,988,083	33,354,046
Ser 2006-117 Class PD	5.500	07/25/35	16,925,000	17,810,707
Ser 2006-65 Class TE	5.500	05/25/35	6,470,000	6,877,492
Ser 2006-84 Class MP	5.500	08/25/35	7,905,000	8,412,050
Small Business Administration CMBS Trust,
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	2,370,000	2,322,600
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	2,015,000	1,974,700

Corporate Bonds 48.33%				$648,187,102
(Cost $679,354,679)

Agricultural Products 1.44%				19,369,155
Cosan SA Industria e Comercio,
Perpetual Bond (S)	8.250	02/15/49	5,750,000	4,873,119
Viterra, Inc.,
Sr Note	8.500	07/07/14	9,700,000	9,004,010
Sr Note	8.000	04/08/13	5,800,000	5,492,026

Airlines 0.89%				11,909,166
Delta Airlines, Inc.,
Collateralized Bond	6.821	08/10/22	4,074,763	3,606,166
Global Aviation Holdings,
Gtd Sr Note (S)	14.000	08/15/13	8,740,000	8,303,000

Aluminum 0.58%				7,762,838
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	8,415,000	7,762,838

Apparel, Accessories & Luxury Goods 0.18%				2,435,300
Hanesbrands, Inc.,
Gtd Sr Note Ser B (P)	4.593	12/15/14	2,840,000	2,435,300

Auto Parts & Equipment 1.62%				21,697,000
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250	11/01/15	5,150,000	4,326,000
Gtd Sr Note (S)	11.000	11/01/15	7,951,000	7,155,900
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	5,610,000	5,385,600

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Auto Parts & Equipment (continued)
Lear Corp.,
Gtd Sr Note Ser B (H)	8.750%	12/01/16	2,645,000	1,428,300
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	3,865,000	3,401,200

Automobile Manufacturers 1.16%				15,560,450
DaimlerChrysler N.A. Holding Corp.,
Gtd Sr Note Ser E MTN	4.375	03/21/13	8,755,000	12,793,311
Volkswagen Financial Services AG,
Note	5.375	01/25/12	1,840,000	2,767,139

Broadcasting & Cable TV 0.58%				7,722,032
Canadian Satellite Radio Holdings, Inc.,
Sr Note	1.000	02/14/16	318,359	235,686
CCO Holdings, LLC,
Sr Note (H)	8.750	11/15/13	3,030,000	3,060,300
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06/15/16	2,290,000	2,330,075
Gtd Sr Note	11.250	06/15/16	2,010,000	2,095,425
Young Broadcasting, Inc.,
Gtd Sr Sub Note (H)	10.000	03/01/11	4,960,000	546

Cable & Satellite 6.26%				83,995,345
Charter Communications Holdings I LLC,
Gtd Sr Note (H)	11.000	10/01/15	1,040,000	135,200
Sr Sec Note (H)	11.000	10/01/15	4,125,000	577,500
Charter Communications Holdings II LLC,
Gtd Sr Note (H)	10.250	09/15/10	5,255,000	5,839,619
Gtd Sr Note (H)(S)	10.250	10/01/13	11,757,000	12,300,761
Sr Note (H)	10.250	09/15/10	495,000	550,069
Comcast Corp.,
Gtd Note	4.950	06/15/16	1,800,000	1,825,648
CSC Holdings, Inc.,
Sr Note (S)	8.500	06/15/15	3,680,000	3,716,800
Shaw Communications, Inc.,
Sr Note	6.500	06/02/14	3,055,000	3,094,096
Sr Note	6.100	11/16/12	9,000,000	8,903,403
Sr Note	5.700	03/02/17	2,325,000	2,228,283
Sirius XM Radio, Inc.,
Conv Sr Note	10.000	06/01/11	2,445,000	2,304,413
Sr Note	9.625	08/01/13	14,140,000	12,513,900
Time Warner Cable, Inc.,
Gtd Note	8.750	02/14/19	1,380,000	1,698,809
Gtd Note	8.250	04/01/19	2,175,000	2,611,803
Gtd Sr Note	6.750	07/01/18	3,770,000	4,164,791
XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	15,390,000	14,620,500
Sr Sec Note	11.250	06/15/11	6,660,000	6,909,750

Casinos & Gaming 4.76%				63,777,765
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11/15/13	4,010,000	3,208,000
Fontainebleau Las Vegas Holdings LLC,
Note (H)(S)	10.250	06/15/15	3,455,000	120,925
Sr Note (H)	12.500	06/01/22	3,831,000	214,932

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Casinos & Gaming (continued)
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250%	02/15/15	4,330,000	4,037,725
Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12/01/13	8,805,000	1,893,075
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	10,070,000	9,063,000
Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)	10.250	02/15/14	5,000,000	2,200,000
Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10/15/10	3,030,000	1,908,900
Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11/15/15	4,910,000	1,031,100
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04/01/12	6,245,000	5,120,900
Sr Sub Note	7.125	08/15/14	5,540,000	3,878,000
MTR Gaming Group, Inc.,
Gtd Sr Sec Note (S)	12.625	07/15/14	6,735,000	6,566,625
Gtd Sr Sub Note Ser B	9.000	06/01/12	3,010,000	2,212,350
Pokagon Gaming Authority,
Sr Note (S)	10.375	06/15/14	3,714,000	3,751,140
Snoqualmie Entertainment Authority,
Sr Sec Note (S)	9.125	02/01/15	2,865,000	1,575,750
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12/15/10	1,275,000	1,236,750
Sr Note (S)	9.125	09/15/14	9,620,000	8,826,350
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	6,521,000	4,434,280
Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07/15/16	2,455,000	2,497,963

Coal & Consumable Fuels 0.75%				9,992,400
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	11,355,000	9,992,400

Commodity Chemicals 0.25%				3,374,000
Braskem SA,
Note (S)	11.750	01/22/14	2,800,000	3,374,000

Construction & Farm Machinery & Heavy Trucks 0.35%				4,730,700
Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11/01/13	6,065,000	4,730,700

Consumer Finance 0.71%				9,549,641
Discover Financial Services,
Sr Note	10.250	07/15/19	3,100,000	3,395,281
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	8,000,000	6,154,360

Diversified Banks 0.43%				5,813,866
International Finance Corp.,
Sr Note	7.500	02/28/13	6,510,000	5,813,866

Diversified Commercial & Professional Services 0.36%				4,850,000
ARAMARK Corp.,
Gtd Note	8.500	02/01/15	5,000,000	4,850,000

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Diversified Financial Services 6.54%				87,780,420
Council of Europe Development Bank,
Note	5.250%	05/27/13	7,550,000	6,265,701
European Investment Bank,
Sr Note	6.250	04/15/14	2,455,000	4,529,925
GE Capital Australia Funding Property, Ltd.,
Gtd Sr Note Ser MTN	6.500	11/15/11	7,900,000	6,606,997
General Electric Capital Corp.,
Sr Note	6.625	02/04/10	19,500,000	13,477,260
Sr Note Ser A MTN	7.625	12/10/14	12,295,000	8,575,708
Inter-American Development Bank,
Sr Note Series INTL	7.250	05/24/12	20,555,000	14,960,345
Sr Note MTN	5.375	05/27/14	13,790,000	11,361,279
Sr Note Ser MPLE	4.250	12/02/12	4,770,000	4,612,576
International Bank For Reconstruction And
Development,	5.375	12/15/14	5,320,000	3,585,573
Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10/18/17	2,785,000	2,798,925
Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02/08/14	1,765,000	1,588,500
Svensk Exportkredit Abswedish Export Credit,
Note	7.625	06/30/14	9,700,000	6,846,931
TAM Capital, Inc.,
Gtd Sr Note	7.375	04/25/17	3,135,000	2,570,700

Diversified Metals & Mining 0.66%				8,787,159
Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	9.000	05/01/19	2,500,000	2,994,458
Gtd Sr Note	7.125	07/15/28	3,985,000	4,215,532
Teck Resources, Ltd.,
Sr Sec Note (S)	10.750	05/15/19	1,385,000	1,577,169

Electric Utilities 0.85%				11,423,963
Appalachian Power Co.,
Sr Note	5.000	06/01/17	2,305,000	2,282,819
Cia de Transporte de Energia Electrica de Alta
Tension Transener SA,
Sr Note (S)	8.875	12/15/16	4,685,000	3,215,081
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A	10.250	11/01/15	8,945,000	5,926,063

Electrical Components & Equipment 0.10%				1,323,350
Baldor Electric Co.,
Gtd Note	8.625	02/15/17	1,330,000	1,323,350

Health Care Facilities 1.44%				19,313,882
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07/15/15	3,875,000	3,889,531
Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06/01/14	5,041,000	5,299,351
HCA, Inc.,
Sr Sec Note (S)	8.500	04/15/19	10,000,000	10,125,000

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Homebuilders 0.06%				796,775
Standard Pacific Corp.,
Gtd Note	6.250%	04/01/14	1,015,000	796,775

Household Products 0.48%				6,488,056
Yankee Acquisition Corp.,
Gtd Sr Sub Note	9.750	02/15/17	1,075,000	917,781
Gtd Sr Sub Note	8.500	02/15/15	6,155,000	5,570,275

Industrial Conglomerates 0.26%				3,440,279
Grupo Kuo SAB De Cv,
Gtd Sr Note (S)	9.750	10/17/17	3,380,000	2,873,000
Smiths Group PLC,
Gtd Sr Note (S)	7.200	05/15/19	520,000	567,279

Industrial Machinery 0.73%				9,819,264
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.000	08/15/13	2,905,000	3,085,264
Mueller Water Products, Inc.,
Gtd Sr Sub Note	7.375	06/01/17	9,100,000	6,734,000

Integrated Oil & Gas 0.13%				1,696,025
Targa Resources Partners,
Gtd Note	8.250	07/01/16	1,895,000	1,696,025

Integrated Telecommunication Services 1.96%				26,346,609
AT&T, Inc.,
Sr Note	6.700	11/15/13	2,730,000	3,092,227
Axtel SAB de CV,
Sr Note (S)	7.625	02/01/17	5,000,000	4,512,500
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01/15/14	5,850,000	5,674,500
Citizens Communications Co.,
Sr Note	7.125	03/15/19	2,770,000	2,520,700
Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11/15/13	3,000,000	3,438,819
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	7,705,000	7,107,863

Investment Banking & Brokerage 0.68%				9,097,762
Instituto de Credito Oficial,
Gtd Sr Note	5.000	12/07/09	4,430,000	7,293,549
Macquarie Group, Ltd.,
Sr Note (S)	7.300	08/01/14	1,735,000	1,804,213

Leisure Facilities 0.69%				9,300,588
AMC Entertainment, Inc.,
Sr Note	8.750	06/01/19	2,135,000	2,118,988
Sr Sub Note	8.000	03/01/14	7,640,000	7,181,600

Life & Health Insurance 0.10%				1,344,200
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	2,585,000	1,344,200

Marine 0.13%				1,750,000
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	2,000,000	1,750,000

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Metal & Glass Containers 0.45%				6,082,816
Ball Corp.,
Gtd Sr Note	6.625%	03/15/18	515,000	490,538
OI European Group BV,
Gtd Sr Note (S)	6.875	03/31/17	1,715,000	2,360,278
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05/15/13	3,200,000	3,232,000

Movies & Entertainment 0.39%				5,284,981
Cinemark USA, Inc.,
Gtd Sr Note (S)	8.625	06/15/19	1,435,000	1,449,350
Marquee Holdings, Inc.,
Sr Disc Note Ser B	12.000	08/15/14	3,595,000	2,997,331
Regal Cinemas Corp.,
Gtd Sr Note (S)	8.625	07/15/19	830,000	838,300

Multi-Line Insurance 0.32%				4,320,800
Liberty Mutual Group, Inc.,
Sr Note (10.75% to 6-15-38 then variable) (S)	10.750	06/15/58	4,910,000	4,320,800

Multi-Utilities 0.18%				2,422,975
Dominion Resources, Inc.,
Sr Note	5.600	11/15/16	2,305,000	2,422,975

Oil & Gas Exploration & Production 0.68%				9,064,800
Chesapeake Energy Corp.,
Gtd Sr Note	7.250	12/15/18	4,620,000	4,227,300
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11/15/14	5,000,000	4,837,500

Oil & Gas Storage & Transportation 1.52%				20,326,460
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	7,135,000	6,742,575
Sr Note	8.750	04/15/18	1,395,000	1,325,250
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	2,510,000	2,750,772
Regency Energy Partners LP,
Sr Note (S)	9.375	06/01/16	7,000,000	7,000,000
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-01-11 then
variable)	7.200	11/01/66	3,355,000	2,507,863

Packaged Foods & Meats 0.15%				1,965,863
Dole Food Company, Inc.,
Gtd Sr Note	8.875	03/15/11	575,000	573,563
Smithfield Foods, Inc.,
Gtd Sr Sec Note (S)	10.000	07/15/14	1,365,000	1,392,300

Paper Packaging 1.56%				20,952,880
Graham Packaging Co. LP,
Gtd Sr Sub Note	9.875	10/15/14	1,035,000	1,029,825
Graphic Packaging International, Inc.,
Gtd Note (S)	9.500	06/15/17	1,180,000	1,209,500
Gtd Sr Note (S)	9.500	06/15/17	3,110,000	3,187,750
Gtd Sr Note	8.500	08/15/11	2,100,000	2,094,750
Gtd Sr Sub Note	9.500	08/15/13	8,060,000	8,080,150

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Paper Packaging (continued)
Sealed Air Corp.,
Sr Note (S)	7.875%	06/15/17	3,025,000	3,176,892
Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07/01/12	3,015,000	1,891,913
Sr Note (H)	8.000	03/15/17	455,000	282,100

Paper Products 0.95%				12,799,382
Abitibi-Consolidated Co. of Canada, Inc.,
Gtd Sr Sec Note (H)(S)	13.750	04/01/11	5,155,000	4,897,250
International Paper Co.,
Sr Note	7.950	06/15/18	2,990,000	3,173,544
NewPage Co.,
Sr Sec Note	10.000	05/01/12	2,540,000	1,377,950
PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08/01/14	605,000	620,125
Pope & Talbot, Inc.,
Debenture (H)	8.375	06/01/13	3,000,000	15,300
Sr Note (H)	8.375	06/01/13	5,250,000	26,775
Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08/01/14	1,995,000	1,301,738
Sr Sec Note (S)	11.500	07/01/14	1,415,000	1,386,700

Personal Products 0.08%				1,085,313
Revlon Consumer Products,
Sr Note	9.500	04/01/11	1,150,000	1,085,313

Publishing 0.05%				697,875
Idearc, Inc.,
Gtd Sr Note (H)	8.000	11/15/16	5,300,000	404,125
R.H. Donnelley Corp.,
Sr Note Ser A-3 (H)	8.875	01/15/16	5,000,000	293,750

Railroads 0.26%				3,442,388
RailAmerica, Inc.,
Gtd Sr Sec Note (S)	9.250	07/01/17	3,330,000	3,442,388

Real Estate 0.55%				7,325,525
Realogy Corp.,
Gtd Sr Note	11.000	04/15/14	6,445,000	3,190,275
Gtd Sr Note	10.500	04/15/14	6,950,000	4,135,250

Retail 0.48%				6,452,725
Michaels Stores, Inc.,
Gtd Sr Note	10.000	11/01/14	1,115,000	1,064,825
Gtd Sr Sub Bond	11.375	11/01/16	6,265,000	5,387,900

Specialized Finance 0.74%				9,935,142
CCM Merger, Inc.,
Note (S)	8.000	08/01/13	12,265,000	9,934,650
HRP Myrtle Beach Operations, LLC,
Sr Note (H)(S)	1.000	04/01/12	4,915,000	492

Specialized REIT's 0.04%				561,000
Omega Healthcare Investors, Inc.,
Gtd Sr Note	7.000	04/01/14	600,000	561,000

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Specialty Chemicals 0.47%				6,257,650
American Pacific Corp.,
Gtd Sr Note	9.000%	02/01/15	4,340,000	3,916,850
Berry Plastics Corp.,
Gtd Sec Note	8.875	09/15/14	2,660,000	2,340,800

Steel 0.69%				9,284,918
Allegheny Technologies, Inc.,
Sr Note	9.375	06/01/19	3,535,000	3,876,435
ArcelorMittal,
Sr Note	9.850	06/01/19	4,735,000	5,408,483

Systems Software 0.14%				1,929,750
Vangent, Inc.,
Gtd Sr Sub Note	9.625	02/15/15	2,075,000	1,929,750

Tires & Rubber 0.18%				2,393,513
Goodyear Tire & Rubber Co.,
Sr Note	10.500	05/15/16	875,000	934,063
Sr Sec Note	8.625	12/01/11	1,445,000	1,459,450

Wireless Telecommunication Services 3.31%				44,352,356
Centennial Communications Corp.,
Sr Note	10.000	01/01/13	6,815,000	6,985,375
Crown Castle Holdings GS V LLC,
Sr Sec Note (S)	7.750	05/01/17	2,365,000	2,388,650
Grupo Iusacell SA de CV,
Sr Sec Note (S)	10.000	12/31/13	2,313,322	879,062
Intelsat Bermuda, Ltd.,
Gtd Note (S)	11.250	02/04/17	4,660,000	4,403,700
Nextel Communications, Inc.,
Gtd Note	7.375	08/01/15	8,000,000	6,830,000
NII Capital Corp.,
Gtd Sr Note (S)	10.000	08/15/16	2,025,000	2,004,750
Rogers Cable, Inc.,
Sr Sec Note	7.250	12/15/11	6,750,000	6,784,713
Sprint Capital Corp.,
Gtd Sr Note	8.750	03/15/32	6,820,000	5,660,600
Gtd Sr Note	8.375	03/15/12	8,405,000	8,415,506

Convertible Bonds 0.95%				$12,709,056
(Cost $7,488,632)

Airlines 0.20%				2,651,687
US Airways Group, Inc.,
Conv Sr Note	7.250	05/15/14	2,755,000	2,651,687

Cable & Satellite 0.57%				7,638,844
Charter Communications, Inc.,
Conv Bond (H)	6.500	10/01/27	5,955,000	2,560,650
XM Satellite Radio, Inc.,
Conv Sr Sub Note (S)	7.000	12/01/14	7,165,000	5,078,194

Homebuilders 0.06%				767,250
Beazer Homes USA, Inc.,
Conv Bond	4.625	06/15/24	930,000	767,250

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Oil & Gas Exploration & Production 0.12%				1,651,275
Chesapeake Energy Corp.,
Gtd Sr Conv Bond	2.250%	12/15/38	2,460,000	1,651,275

Foreign Government Bonds 22.37%				$299,991,899
(Cost $285,777,664)

Foreign Government 22.37%				299,991,899
Belgium, Government of,
Bond	3.500	03/28/15	9,500,000	13,997,262
Bundesrepublik Deutschland,
Bond Ser 09	3.750	01/04/19	7,582,000	11,327,810
Bundesschatzanweisungen,
Bond	4.000	09/10/10	7,800,000	11,546,051
Canada Housing Trust,
Gtd Sec Note	4.800	06/15/12	2,340,000	2,299,345
Federative Republic of Brazil,
Sr Bond	10.250	01/10/28	41,055,000	21,565,475
France, Government of,
Bond	4.750	10/25/12	10,700,000	16,605,482
Bond	4.250	04/25/19	7,805,000	11,882,863
Note	2.500	01/12/14	5,900,000	8,472,699
Germany, Federal Republic of,
Bond	5.000	01/04/12	8,590,000	13,259,641
Bond	4.250	07/04/18	25,430,000	39,487,781
Mexico, Government of,
Sr Bond	11.375	09/15/16	3,800,000	5,092,000
New South Wales Treasury Corp.,
Sr Bond	7.000	12/01/10	25,896,000	22,597,059
Sr Bond	5.500	08/01/14	9,300,000	7,783,462
Bond Ser 14	5.500	08/01/14	21,306,000	17,816,515
Ontario School Boards Financing Corp.,
Debenture	6.250	10/19/16	8,485,000	8,806,884
Ontario, Province of,
Note	4.750	06/02/13	14,000,000	13,762,265
Debenture	4.500	03/08/15	8,915,000	8,688,695
Note	6.250	06/16/15	30,690,000	21,039,782
Quebec, Province of,
Debenture	5.250	10/01/13	14,000,000	14,030,180
Spain, Government of,
Bond	5.400	07/30/11	8,520,000	13,106,518
United Kingdom, Government of,
Bond	5.000	03/07/12	5,145,000	9,037,750
Bond	5.000	03/07/18	4,240,000	7,786,380

Term Loans 3.46%				$46,407,119
(Cost $46,120,048)

Airlines 0.76%				10,229,720
Delta Air Lines, Inc.,
Tranche	3.664	04/30/14	10,038,342	7,668,581
US Airways Group, Inc.,
Tranche	2.785	03/23/14	4,756,061	2,561,139

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Issuer	Rate	Maturity date	Par value	Value

Auto Parts & Equipment 0.62%				8,247,327
Lear Corp.,
Tranche	1.000%	04/25/12	10,155,056	8,247,327

Casinos & Gaming 0.45%				6,039,377
Great Canadian Gaming Corp.,
Tranche	2.420	02/17/14	4,826,000	4,235,034
Greektown Holdings LLC,
Tranche	9.750	09/09/09	1,046,652	1,024,739
Tranche	9.750	09/09/09	795,514	779,604

Health Care Supplies 0.11%				1,533,871
Bausch & Lomb, Inc.,
Tranche	4.370	04/11/15	1,122,900	1,533,871

Hotels, Resorts & Cruise Lines 0.02%				305,000
East Valley Tourist Development Authority,
Tranche	7.775	08/06/12	500,000	305,000

Paper Products 0.43%				5,740,206
Abitibi-Consolidated, Inc.,
Tranche	11.500	04/30/10	7,375,000	5,740,206

Publishing 0.75%				10,039,488
Dex Media West LLC,
Tranche	1.000	10/24/14	2,605,000	2,201,225
Idearc, Inc.,
Tranche	3.220	11/17/14	13,644,600	6,265,150
Quebecor World, Inc.,
Tranche	1.000	07/10/12	1,585,000	1,573,113

Retail 0.32%				4,272,130
Michaels Stores, Inc.,
Tranche	2.562	10/31/13	4,843,653	4,272,130

Asset Backed Securities 1.10%				$14,724,859
(Cost $18,461,867)

Asset Backed Securities 1.10%				14,724,859
DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779	06/20/31	2,460,000	2,369,521
Ser 2006-1 Class M1 (S)	8.285	06/20/31	2,755,000	2,412,361
Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class A2 (S)	5.261	04/25/37	6,055,000	4,925,230
Ser 2007-1 Class M1 (S)	7.629	04/25/37	5,660,000	3,509,200
Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.626	11/25/35	1,321,299	361,984
Ser 2006-2N Class 1A2 (P)	0.606	02/25/46	5,386,433	1,146,563

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Collateralized Mortgage Obligations 7.96%				$106,728,716
(Cost $115,072,231)

Collateralized Mortgage Obligations 7.96%				106,728,716
American Home Mortgage Assets,
Ser 2006-6 Class XP IO	2.847%	12/25/46	62,521,426	1,621,649
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05/25/47	35,880,199	1,435,208
Banc of America Commercial Mortgage, Inc.,
Ser 2006-5 Class A4	5.414	09/10/47	11,640,000	10,502,518
Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.486	08/25/36	2,163,094	1,057,334
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Ser 2005-CD1, Class A4 (P)	5.399	07/15/44	10,270,000	9,934,924
Countrywide Alternative Loan Trust,
Ser 2004-28CB 3A1	6.000	01/25/35	7,348,065	6,041,491
Ser 2005-59 Class 2X IO	3.173	11/20/35	35,394,084	674,611
Ser 2006-0A1 XPP IO	1.837	08/25/46	79,281,664	2,824,378
Ser 2006-0A12 Class X IO	3.600	09/20/46	28,322,841	880,665
Ser 2007-25 1A2	6.500	11/25/37	6,186,398	3,831,700
Crown Castle Towers LLC,
Ser 2006-1A Class F (S)	6.650	11/15/36	3,210,000	3,145,800
Ser 2006-1A Class G (S)	6.795	11/15/36	3,835,000	3,758,300
Downey Savings & Loan Association Mortgage Loan Trust,
Ser 2005-AR1 X2 IO	2.831	03/19/45	67,954,989	2,527,076
Ser 2005-AR2 X2 IO	2.839	03/19/45	103,305,233	4,003,078
First Horizon Alternative Mortgage Securities,
Ser 2006-RE1 Class A1	5.500	05/25/35	3,974,324	2,547,295
Global Tower Partners Acquisition Partners LLC,
Sub Bond Ser 2007-1A-G (S)	7.874	05/15/37	1,840,000	1,639,181
Greenpoint Mortgage Funding Trust,
Ser 2005-AR4 Class 4A2 (P)	0.626	10/25/45	5,298,942	1,745,607
Ser 2006-AR1 Class A2A (P)	0.636	02/25/36	3,015,243	891,656
Greenwich Capital Commercial Funding Corp.,
Ser 2006-GG7 Class A4	6.116	07/10/38	9,865,000	8,614,456
Harborview Mortgage Loan Trust,
Ser 2005-8 Class 1X IO	3.046	09/19/35	31,874,923	1,100,683
Ser 2006-SB1 Class A1A	1.901	12/19/36	5,408,514	1,859,511
Ser 2007-3 Class ES IO	0.350	05/19/47	79,998,459	324,994
Ser 2007-4 Class ES IO	0.350	07/19/47	81,750,363	357,658
Ser 2007-6 Class ES IO (S)	0.342	08/19/37	60,233,911	244,700
Harborview NIM Corp.,
Ser 2007-3A-N1 (S)	6.654	05/19/37	34,143	171
Indymac Index Mortgage Loan Trust,
Ser 2005-AR18 Class 1X IO	3.114	10/25/36	76,198,976	2,285,969
Ser 2005-AR18 Class 2X IO	2.820	10/25/36	87,599,482	2,084,868
Luminent Mortgage Trust,
Ser 2006-1 Class X IO	3.326	04/25/36	23,494,023	469,880
Morgan Stanley Mortgage Loan Trust,
Ser 2004-9 Class 1A	6.110	11/25/34	5,830,705	5,400,206
Residential Accredit Loans, Inc.,
Ser 2007-QS10 Class A1	6.500	09/25/37	4,032,085	2,497,373
Ser 2007-QS11 Class A1	7.000	10/25/37	3,371,962	2,144,359

John Hancock Strategic Income Fund

Securities owned by the Fund on August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)
Suntrust Adjustable Rate Mortgage Loan Trust,
Ser 2007-2-4A1	5.736%	04/25/37	9,473,482	6,024,064
Washington Mutual, Inc.,
Ser 2005-AR13 Class B1	0.866	10/25/45	5,124,984	533,518
Ser 2005-AR13 Class X IO	2.350	10/25/45	184,820,331	3,927,432
Ser 2005-AR6 Class B1 (P)	0.866	04/25/45	8,204,250	784,846
Ser 2007-0A4 Class XPPP IO	0.897	04/25/47	83,139,550	571,584
Ser 2007-0A5 Class 1XPP IO	0.955	06/25/47	204,006,318	1,593,799
Ser 2007-0A6 Class 1XPP IO	0.895	07/25/47	118,667,661	834,388
Wells Fargo Mortgage-backed Securities Trust,
Ser 2006-AR12-1 Class A1 (P)	6.027	09/25/36	8,292,482	6,011,786

Issuer			Shares	Value
Common stocks 0.93%				$12,418,458
(Cost $16,925,458)

Alternative Carriers 0.01%				61,388
Colt Telecom Group SA			31,242	61,388

Cable & Satellite 0.41%				5,484,165
Sirius XM Radio, Inc. (I)			8,142,784	5,484,165

Casinos & Gaming 0.00%				0
Fontainebleau Resorts LLC, (Class A) (I)			67,568	0

Drug Retail 0.39%				5,177,760
CVS Caremark Corp.			138,000	5,177,760

Integrated Telecommunication Services 0.05%				691,960
Chunghwa Telecom Co., Ltd., SADR			32,448	554,857
Deutsche Telekom AG, SADR			8,253	109,930
Manitoba Telecom Services, Inc.			910	27,173

Metal & Glass Containers 0.05%				681,536
Pactiv Corp. (I)			27,426	681,536

Wireless Telecommunication Services 0.02%				321,649
USA Mobility, Inc.			25,267	321,649

Warrants 0.00%				$1,458
(Cost $28,043)
Cable & Satellite 0.00%				1,458
Virgin Media, Inc. (I)			28,043	1,458

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

	Number of	Excercise	Expiration
Issuer	contracts	price	date	Value

Options Purchased 0.06%				$783,355
(Cost $6,854,378)

Options - Puts & Calls 0.06%				783,355
Comcast Corp. (Call) (I)	700,000	$25.00	01/16/10	35,000
Currency CAD (Call) (I)	25,500,000	1.30	10/09/09	25
Currency CAD (Call) (I)	27,400,000	1.30	02/25/10	91,845
Currency CAD (Put) (I)	27,890,000	1.30	04/01/10	133,119
Currency EUR (Call) (I)	65,000,000	1.25	01/01/10	213,395
Currency EUR (Put) (I)	52,000,000	1.29	12/02/09	145,665
Currency JPY (Call) (I)	51,000,000	100.00	09/30/09	53,346
Currency JPY (Call) (I)	53,000,000	110.00	03/12/10	80,560
Currency JPY (Put) (I)	51,700,000	115.00	04/01/10	30,400

Short-term investments 4.30%				$57,705,125
(Cost $57,705,125)

		Maturity
Issuer	Rate	date	Par value	Value

Repurchase agreements 0.06%				816,000
Repurchase Agreement with State Street Corp. dated
08-31-09 at 0.070% to repurchased at $816,002 on
09-01-09, collateralized by $830,000 Federal Home
Loan Bank, 0.93% due 03-30-10 (valued at
$836,225, including interest).			816,000	816,000

U.S. Government 2.24%				29,989,125
United States Treasury Bill,	0.150%	11/27/09	30,000,000	29,989,125

U.S. Government Agency 2.00%				26,900,000
Federal Home Loan Bank,
Discount Note	0.080%	09/01/09	26,900,000	26,900,000

Total investments (Cost $1,413,891,722)† 103.58%				$1,389,235,297

Other assets and liabilities, net (3.58%)				($47,952,184)

Total net assets 100.00%				$1,341,283,113

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

CMBS	Commercial Mortgage-Backed Securities
Gtd	Guaranteed
IO	Interest Only – Tranche of Stripped Mortgage Pool.
MTN	Medium-Term Note
NIM	Net Interest Margin
REIT	Real Estate Investment Trust
SADR	Sponsored American Depositary Receipts
(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $247,583,104 or 18.46% of the net assets of the Fund as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,413,915,845. Net unrealized depreciation aggregated $24,680,548, of which $91,219,351 related to appreciated investment securities and $115,899,899 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)
Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

15

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and written options which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	$11,215,659	$3,509,200	$14,724,859
Corporate Bonds	-	636,428,061	11,759,041	648,187,102
Foreign Government Bonds	-	299,991,899	-	299,991,899
Collateralized Mortgage Obligations	-	81,790,303	24,938,413	106,728,716
Common stocks	$12,357,070	61,388	-	12,418,458
Convertible Bonds	-	7,630,862	5,078,194	12,709,056
Purchased Options	35,000	199,036	549,319	783,355
Term Loans	-	45,627,515	779,604	46,407,119
U.S. Government & agency securities	-	189,578,150	-	189,578,150
Warrants	1,458	-	-	1,458
Short-term investments	-	57,705,125	-	57,705,125
Total Investments in Securities	12,393,528	$1,330,227,998	$46,613,771	$1,389,235,297
Other Financial Instruments	($926,209)	($9,770,585)	(941,464)	($11,638,258)
Total	$11,467,319	$1,320,457,413	$45,672,307	$1,377,597,039

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

									Other
	Asset		Collateralized						Financial
	Backed	Corporate	Mortgage	Convertible	Term	Common	Purchased		Instru-
	Securities	Bonds	Obligations	Bonds	loans	Stock	Options	Totals	ments
Balance as of
5/31/09	$2,490,400	$2,432,684	$18,749,981	$2,111,506	$1,710,007	$101,291	$1,071,389	$28,667,258	($688,591)
Accrued
discounts /
premiums	-	-	-	-	-	-	-	-	-
Realized gain
(loss)	-	92,446	-	67,038	-	-	-	159,484	-
Change in
Unrealized
appreciation
(depreciation)	1,018,800	728,065	6,166,181	2,260,836	18,988	(101,291)	(1,551,670)	8,539,909	316,593
Net purchases
(sales)	-	8,505,846	1,282,167	638,814	(949,391)	-	1,029,599	10,507,036	569,466
Transfers in
and/or out of
Level 3	-	-	(1,259,916)	-	-		-	(1,259,916)	-
Balance as of
8/31/09	$3,509,200	$11,759,041	$24,938,413	$5,078,194	$779,604	-	$549,319	$46,613,771	(941,464)

16

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Financial Instruments
Options
The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. For more information on options, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended August 31, 2009, the Fund used written and purchased options to gain exposure to foreign currency, as a substitute for securities purchase, enhance potential gain/income, hedge against anticipated currency exchange rates and maintain diversity and liquidity of the portfolio.

The following summarizes the written options contracts held as of August 31, 2009:

	NOTIONAL AMOUNT	PREMIUMS RECEIVED (PAID)
Outstanding, beginning of period	55,290,000	$1,418,507
Options written	100,100,000	939,030
Option closed	-	-
Options exercised	-	-
Options expired	(26,000,000)	(369,564)
Outstanding, end of period	129,390,000	$1,987,973

Summary of written options outstanding on August 31, 2009:

	NOTIONAL	EXERCISE	EXPIRATION
NAME OF ISSUER	AMOUNT	PRICE	DATE	VALUE
CALLS
Canadian Dollar	31,000,000	$0.92	Sep-09	($239,741)
Canadian Dollar	16,100,000	0.92	Sep-09	(127,232)
Canadian Dollar	27,000,000	1.57	Sep-09	(349,526)
Canadian Dollar	27,400,000	1.30	Feb-10	(91,845)
PUTS
Canadian Dollar	27,890,000	$1.30	Apr-10	(133,120)
Total	129,390,000			($941,464)

Written option notional amounts (in USD) at the end of the period ended August 31, 2009, are representative of the activity during the period.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity,

17

currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended August 31, 2009, the Fund used futures to manage duration of the portfolio.

The following summarizes the Funds’ use of futures contracts and the contracts held as of August 31, 2009:

	NUMBER OF
	CONTRACTS	EXPIRATION	NOTIONAL	UNREALIZED
OPEN CONTRACTS	POSITION	DATE	VALUE	DEPRECIATION

U.S. Treasury 10-Year Note	1,595	Short	186,963,906	(926,209)

Futures contracts notional amounts (in USD) at the end of the period ended August 31, 2009, are representative of the activity during the period.

Forward foreign currency contracts
The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended August 31, 2009, the Fund used foreign currency exchange contracts to gain exposure to foreign currency, as a substitute for securities purchased, enhance potential gain, hedge against anticipated currency exchange rates and maintain diversity and liquidity of the portfolio.

The following summarizes the Fund’s use of forward foreign currency contracts held as of August 31, 2009:

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED BY		UNREALIZED
	COVERED BY	CONTRACT	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	DATE	(DEPRECIATION)
Buys
Australian Dollar	$7,747,577	$6,546,703	9/2/2009	$1,549
Australian Dollar	31,000,000	26,170,209	9/30/2009	(26,308)
Australian Dollar	106,500,000	85,791,274	9/30/2009	4,025,677
Australian Dollar	26,700,000	21,405,397	9/30/2009	1,112,093
Australian Dollar	32,100,000	26,707,562	9/30/2009	364,026
Australian Dollar	27,100,000	22,002,742	9/30/2009	852,088
Canadian Dollar	14,813,037	13,377,619	9/30/2009	154,912
Canadian Dollar	75,232,849	66,491,632	9/30/2009	2,237,746
Canadian Dollar	14,815,548	13,447,287	9/30/2009	87,538
Canadian Dollar	29,939,537	26,007,377	9/30/2009	1,344,049
Canadian Dollar	30,879,426	28,552,405	9/2/2009	(345,464)
Canadian Dollar	25,568,900	23,377,065	9/30/2009	(18,458)
Canadian Dollar	25,277,048	23,152,780	9/30/2009	(60,796)
Canadian Dollar	14,427,756	12,520,833	9/30/2009	659,722
Euro Currency	180,100,000	255,307,166	9/30/2009	2,889,105

18

Euro Currency	52,900,000	74,945,294	9/30/2009	893,588
Euro Currency	52,700,000	74,862,286	9/30/2009	689,871
Euro Currency	26,700,000	37,758,339	9/30/2009	519,509
Japanese Yen	1,289,771,000	13,537,350	9/30/2009	326,484
New Zealand Dollar	10,367,683	7,122,598	9/2/2009	(7,776)
New Zealand Dollar	31,600,000	20,028,077	9/30/2009	1,617,600
Pound Sterling	8,100,000	13,390,510	9/30/2009	(205,088)
Pound Sterling	16,000,000	26,199,920	9/30/2009	(154,641)
Pound Sterling	8,100,000	13,236,613	9/30/2009	(51,191)
Pound Sterling	16,000,000	26,400,960	9/30/2009	(355,681)
		$958,339,998		$16,550,154
Sells
Australian Dollar	$7,747,577	6,532,060	9/30/2009	($1,872)
Australian Dollar	74,540,000	60,057,818	9/30/2009	(2,805,614)
Australian Dollar	85,720,000	69,285,293	9/30/2009	(3,006,810)
Australian Dollar	16,100,000	13,537,350	9/30/2009	(40,612)
Australian Dollar	27,100,000	22,102,760	9/30/2009	(752,070)
Australian Dollar	32,200,000	26,990,362	9/30/2009	(165,561)
Australian Dollar	15,750,000	12,520,833	9/30/2009	(761,955)
Canadian Dollar	30,879,426	28,552,405	9/30/2009	342,338
Canadian Dollar	42,511,238	39,560,720	9/30/2009	724,347
Canadian Dollar	54,199,380	48,811,675	9/30/2009	(702,462)
Canadian Dollar	14,649,660	13,236,613	9/30/2009	(146,663)
Canadian Dollar	234,331,845	204,976,435	9/30/2009	(9,098,693)
Canadian Dollar	14,571,627	13,453,158	9/30/2009	141,169
Euro Currency	72,340,455	100,203,828	9/30/2009	(3,505,421)
Euro Currency	163,672,010	233,219,158	9/30/2009	(1,425,498)
Euro Currency	27,000,000	38,663,513	9/30/2009	(44,423)
Euro Currency	53,400,000	76,564,386	9/30/2009	8,690
Euro Currency	67,000,000	96,017,482	9/30/2009	(35,545)
Euro Currency	13,500,000	19,438,920	9/30/2009	84,952
Pound Sterling	17,200,000	28,107,724	9/30/2009	109,049
Pound Sterling	8,100,000	13,377,619	9/30/2009	192,196
Pound Sterling	16,000,000	26,435,360	9/30/2009	390,081
Pound Sterling	8,100,000	13,447,287	9/30/2009	261,864
Pound Sterling	16,000,000	26,635,040	9/30/2009	589,761
Japanese Yen	1,251,536,000	13,254,403	9/30/2009	(198,440)
New Zealand Dollar	10,367,683	7,109,846	9/30/2009	8,089
New Zealand Dollar	33,700,000	21,374,188	9/30/2009	(1,709,968)
New Zealand Dollar	84,127,036	52,854,493	9/30/2009	(4,771,668)
		$1,326,320,730		($26,320,739)

Foreign forward currency contracts principal amounts covered by contracts (USD) (notional amounts) at the end of the period ended August 31, 2009, are representative of the activity during the period.

19

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009 by risk category:

Derivatives not accounted for as			Liability
hedging instruments under FAS	Financial instrument	Asset Derivatives	Derivatives Fair
133	location	Fair Value	Value

Interest rate contracts	Futures	-	($926,209)

	Purchased Options, Written Options
	and Foreign forward currency
Foreign exchange contracts	contracts	$21,376,448	(31,340,142)

Equity contracts	Purchased Options	35,000	-
Total		$21,411,448	($32,266,351)

Risks and uncertainties
There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further details, see the Fund’s Prospectus and Statement of Additional Information.

20

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q1 8/09
10/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 23, 2009